Segmented Information - Detailed Report of Segments and Geographic Areas (Parenthetical) (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2023	Apr. 30, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022
Capital markets [member]
Disclosure of operating segments [line items]
Taxable equivalent basis adjustment	$ 66	$ 64	$ 48	$ 192	$ 160